UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-09105

New World Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Vincent P. Corti
New World Fund, Inc.
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

New World Fund®
Investment portfolio

January 31, 2012
unaudited

Common stocks — 81.90%	Shares	Value (000)

CONSUMER DISCRETIONARY — 11.69%
Hankook Tire Co., Ltd.	3,892,770	$155,420
Golden Eagle Retail Group Ltd.	63,760,000	146,178
Truworths International Ltd.	10,633,000	106,329
Swatch Group Ltd, non-registered shares	138,950	58,539
Swatch Group Ltd	468,022	34,320
Bayerische Motoren Werke AG	1,058,000	90,494
Honda Motor Co., Ltd.	2,570,000	89,893
Tata Motors Ltd.	18,117,842	89,316
Naspers Ltd., Class N	1,649,800	82,643
Li & Fung Ltd.	34,939,800	76,410
Zhongsheng Group Holdings Ltd.	37,410,000	74,576
McDonald’s Corp.	750,000	74,287
Kia Motors Corp.	1,219,770	73,294
Parkson Holdings Bhd.	36,539,983	67,867
Hyundai Mobis Co., Ltd.	270,000	66,578
Hero MotoCorp Ltd.	1,741,394	65,595
Modern Times Group MTG AB, Class B	1,267,000	63,420
Toyota Motor Corp.	1,658,000	61,125
Melco Crown Entertainment Ltd. (ADR)1	5,322,000	59,340
Hyundai Motor Co.	295,600	58,154
Wynn Macau, Ltd.	21,950,400	56,268
Ctrip.com International, Ltd. (ADR)1	1,949,000	48,822
Daimler AG	770,000	42,549
Dongfeng Motor Group Co., Ltd., Class H	21,435,000	40,077
Nissan Motor Co., Ltd.	4,170,000	39,337
Arcos Dorados Holdings Inc., Class A	1,681,000	36,141
Shangri-La Asia Ltd.	16,870,000	35,022
PT Astra International Tbk	3,282,000	28,804
Mr Price Group Ltd.	2,470,000	27,239
Techtronic Industries Co. Ltd.	23,902,000	26,567
REXLot Holdings Ltd.2	388,304,500	26,537
WPP PLC	1,890,000	22,203
Desarrolladora Homex, SA de CV (ADR)1	1,060,000	21,412
Nikon Corp.	840,000	20,565
LG Electronics Inc., nonvoting preferred	858,000	20,011
Intercontinental Hotels Group PLC	830,000	16,898
Sands China Ltd.1	4,610,000	15,604
GOME Electrical Appliances Holding Ltd.	62,774,000	14,974
Maruti Suzuki India Ltd.	466,000	11,184
Gourmet Master Co., Ltd.	828,450	5,796
Sotheby’s Holdings, Inc.	110,000	3,688
		2,153,476

FINANCIALS — 11.65%
Agricultural Bank of China, Class H	374,514,000	184,956
Itaú Unibanco Holding SA, preferred nominative	5,674,999	114,072
Itaú Unibanco Holding SA, preferred nominative (ADR)	1,973,436	39,390
Kasikornbank PCL	28,400,065	121,682
Kasikornbank PCL, nonvoting depository receipt	5,344,935	22,296
PT Bank Rakyat Indonesia (Persero) Tbk	134,202,000	102,256
Sberbank of Russia (ADR)	8,505,000	102,060
Itaúsa – Investimentos Itaú SA, preferred nominative	14,750,028	96,578
ICICI Bank Ltd.	4,965,412	90,597
Banco Bilbao Vizcaya Argentaria, SA	9,544,811	83,325
Industrial and Commercial Bank of China Ltd., Class H	109,590,195	76,731
Siam Commercial Bank PCL	18,855,000	73,774
Housing Development Finance Corp. Ltd.	5,001,090	70,584
Prudential PLC	6,273,431	69,249
Ping An Insurance (Group) Co. of China, Ltd., Class H	8,710,000	68,959
Bank of the Philippine Islands	45,571,009	64,449
Banco Santander (Brasil) SA, units	4,845,565	44,928
Banco Santander (Brasil) SA, units (ADR)	1,090,565	9,946
SM Prime Holdings, Inc.	131,365,152	50,236
Kotak Mahindra Bank Ltd.	4,904,301	49,430
China Life Insurance Co. Ltd., Class H	15,900,000	46,847
HDFC Bank Ltd.	4,700,000	46,777
Banco Bradesco SA, preferred nominative	2,460,099	44,212
China Construction Bank Corp., Class H	47,834,350	38,303
Metro Pacific Investments Corp.	456,917,800	37,290
Bank of China Ltd., Class H	77,099,000	33,105
Chongqing Rural Commercial Bank Co., Ltd., Class H1	56,090,000	31,751
Türkiye Garanti Bankasi AS	8,559,582	30,927
ACE Ltd.	425,000	29,580
Banco Santander, SA	3,491,071	27,171
Banco Santander, SA1,3	75,892	591
AIA Group Ltd.	8,121,000	27,121
Standard Chartered PLC	1,025,000	24,777
OJSC NOMOS Bank (GDR)1,4	1,515,000	18,028
Citigroup Inc.	570,000	17,510
Sun Hung Kai Properties Ltd.	1,245,000	17,241
Türkiye Is Bankasi AS, Class C	8,077,433	16,865
PT Bank Negara Indonesia (Persero) Tbk	34,006,000	13,712
Bank Pekao SA	280,000	13,675
CapitaMalls Asia Ltd.	11,825,000	12,456
Ayala Land, Inc.	29,971,100	12,342
Longfor Properties Co. Ltd.	9,179,500	12,073
BM&F BOVESPA SA, ordinary nominative	1,812,000	11,398
Commercial Bank of Qatar QSC (GDR)3,4	1,875,000	8,527
Commercial Bank of Qatar QSC (GDR)3	400,000	1,819
BankMuscat (SAOG) (GDR)3	1,198,609	9,153
Kerry Properties Ltd.	2,104,678	8,074
Bao Viet Holdings	2,931,430	7,253
DLF Ltd.	1,500,000	6,554
C C Land Holdings Ltd.	13,336,000	2,906
China Taiping Insurance Holdings Co. Ltd.1	925,400	1,709
		2,145,245

CONSUMER STAPLES — 11.11%
Nestlé SA	3,964,900	227,212
OJSC Magnit (GDR)	3,186,222	81,854
OJSC Magnit (GDR)4	3,095,500	79,523
Anheuser-Busch InBev NV	2,579,592	156,413
Shoprite Holdings Ltd.	7,925,000	131,747
Pernod Ricard SA	1,276,973	122,587
British American Tobacco PLC	1,834,000	84,302
SABMiller PLC	2,061,000	78,205
Olam International Ltd.	34,360,897	71,025
Olam International Ltd.4	1,461,599	3,021
United Spirits Ltd.	5,209,930	70,402
Wal-Mart de México, SAB de CV, Series V (ADR)	1,890,000	58,269
Wal-Mart de México, SAB de CV, Series V	3,874,000	11,969
Wilmar International Ltd.	15,407,000	65,530
Coca-Cola Co.	805,000	54,362
PepsiCo, Inc.	778,700	51,137
Coca-Cola Icecek AS, Class C	3,853,750	50,426
M. Dias Branco SA, ordinary nominative	1,855,000	49,135
Danone SA	754,765	46,584
Grupo Nutresa SA	3,864,997	45,478
United Breweries Ltd.	5,131,864	42,522
China Yurun Food Group Ltd.	24,584,000	40,639
Grupo Modelo, SAB de CV, Series C	6,510,000	40,351
Tingyi (Cayman Islands) Holding Corp.	12,124,000	35,409
China Resources Enterprise, Ltd.	10,176,000	35,100
L’Oréal SA, bonus shares3	195,000	20,740
L’Oréal SA	130,000	13,826
Procter & Gamble Co.	513,000	32,340
Unilever NV, depository receipts	950,000	31,625
Henkel AG & Co. KGaA, nonvoting preferred	470,000	28,987
Kraft Foods Inc., Class A	685,000	26,236
Cia. de Bebidas das Américas – AmBev, preferred nominative (ADR)	650,000	23,654
Kimberly-Clark de México, SAB de CV, Class A	4,000,000	22,691
Tesco PLC	4,080,622	20,551
Japan Tobacco Inc.	3,915	19,262
Avon Products, Inc.	880,000	15,638
ITC Ltd.	3,676,330	15,164
Grupo Comercial Chedraui, SAB de CV, Class B	5,237,700	12,839
PT Indofood CBP Sukses Makmur Tbk	22,616,000	12,830
Nestlé India Ltd.	128,575	11,015
Adecoagro SA1	535,000	4,906
		2,045,506

HEALTH CARE — 7.19%
Novo Nordisk A/S, Class B	1,436,600	169,864
Amil Participações SA, ordinary nominative	14,963,090	149,785
Baxter International Inc.	2,697,000	149,630
Teva Pharmaceutical Industries Ltd. (ADR)	3,306,000	149,200
JSC Pharmstandard (GDR)1,2	8,210,618	127,182
JSC Pharmstandard (GDR)1,2,4	392,700	6,083
Cochlear Ltd.	1,554,343	98,020
Hikma Pharmaceuticals PLC	8,053,080	91,114
Novartis AG	1,255,000	67,897
Bayer AG	840,500	58,863
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	58,360,000	53,730
Krka, dd, Novo mesto	755,000	49,873
Grifols, SA, Class A1	2,200,100	40,146
Grifols, SA, Class B1	230,496	2,940
Waters Corp.1	455,000	39,389
Sinopharm Group Co. Ltd., Class H	14,704,025	34,848
PT Kalbe Farma Tbk	64,692,000	25,366
Richter Gedeon Nyrt	61,000	10,032
		1,323,962

INFORMATION TECHNOLOGY — 7.08%
Samsung Electronics Co. Ltd.	224,062	220,801
Samsung Electronics Co. Ltd., nonvoting preferred	53,200	31,257
Kingboard Chemical Holdings Ltd.	39,259,132	135,415
Mail.ru Group Ltd. (GDR)1	3,990,573	131,689
Tencent Holdings Ltd.	4,006,000	97,990
Google Inc., Class A1	150,800	87,481
NetEase.com, Inc. (ADR)1	1,795,064	85,858
Infosys Ltd.	1,318,500	73,225
HTC Corp.	3,322,300	54,515
Taiwan Semiconductor Manufacturing Co. Ltd.	20,250,000	53,726
Oracle Corp.	1,500,000	42,300
Avago Technologies Ltd.	1,187,600	40,307
LG Display Co., Ltd.1	1,075,000	28,182
Cielo SA, ordinary nominative	880,051	26,217
HOYA Corp.	1,235,000	26,184
Yahoo! Inc.1	1,550,000	23,979
Baidu, Inc., Class A (ADR)1	183,500	23,400
AAC Technologies Holdings Inc.	8,830,000	21,565
Spectris PLC	647,000	15,609
Halma PLC	2,225,000	12,412
Kingboard Laminates Holdings Ltd.	21,048,606	11,263
TDK Corp.	235,000	11,207
Applied Materials, Inc.	790,000	9,701
MediaTek Inc.	982,403	9,380
Corning Inc.	640,000	8,237
Murata Manufacturing Co., Ltd.	139,800	8,006
Redecard SA, ordinary nominative	300,000	5,409
Nokia Corp.	608,200	3,037
Nokia Corp. (ADR)	289,300	1,458
Digital China Holdings Ltd.	2,600,000	4,291
		1,304,101

INDUSTRIALS — 7.02%
International Container Terminal Services, Inc.	96,994,000	126,770
Schneider Electric SA	1,813,682	112,641
Cummins Inc.	912,000	94,848
Legrand SA	2,167,830	74,775
Intertek Group PLC	1,940,500	64,582
Jardine Matheson Holdings Ltd.	1,195,000	61,901
AirAsia Bhd.	52,495,000	61,261
Aggreko PLC	1,593,032	52,591
Bureau Veritas SA	707,716	51,905
Atlas Copco AB, Class A	1,464,500	34,812
Atlas Copco AB, Class B	723,000	15,284
United Technologies Corp.	607,000	47,558
Johnson Electric Holdings Ltd.	73,912,000	43,745
SGS SA	23,101	41,459
Siemens AG	391,700	36,962
CCR SA, ordinary nominative	5,230,700	36,404
Container Corp. of India Ltd.	1,718,940	33,826
Shanghai Industrial Holdings Ltd.	10,256,000	32,731
Cebu Air, Inc.	20,046,500	31,366
Komatsu Ltd.	1,059,500	29,872
KONE Oyj, Class B	452,900	24,656
Hutchison Port Holdings Trust4	26,698,000	20,023
Hutchison Port Holdings Trust	1,400,000	1,050
Koc Holding AS, Class B	5,383,000	20,964
Beijing Enterprises Holdings Ltd.	3,235,000	18,771
KBR, Inc.	562,601	18,082
Prysmian SpA	1,176,622	17,669
Nabtesco Corp.	725,000	15,409
JG Summit Holdings, Inc.	17,461,100	11,319
Kühne + Nagel International AG	88,000	11,061
Kubota Corp.	1,193,000	10,769
Makita Corp.	242,400	9,150
China Railway Construction Corp. Ltd., Class H	14,057,500	9,136
PT Bakrie & Brothers Tbk1	1,349,447,600	7,505
ASSA ABLOY AB, Class B	231,000	6,269
Dalian Port (PDA) Co. Ltd., Class H	25,200,000	5,914
		1,293,040

MATERIALS — 6.97%
Linde AG	885,809	140,548
PT Semen Gresik (Persero) Tbk	87,146,500	109,539
Holcim Ltd	1,439,767	82,038
PT Indocement Tunggal Prakarsa Tbk	40,248,100	75,885
Celanese Corp., Series A	1,196,000	58,257
Ambuja Cements Ltd.	17,006,672	55,359
Givaudan SA	55,362	51,693
Orica Ltd.	1,752,252	46,042
Israel Chemicals Ltd.	4,093,386	42,884
K+S AG	895,000	42,678
ArcelorMittal	2,060,000	41,456
African Minerals Ltd.1,4	3,486,800	27,610
African Minerals Ltd.1	1,601,202	12,679
Petropavlovsk PLC	3,276,440	39,058
Yara International ASA	955,000	38,431
Northam Platinum Ltd.	8,880,000	38,263
Nitto Denko Corp.	1,065,000	37,782
Potash Corp. of Saskatchewan Inc.	765,000	35,756
Sinofert Holdings Ltd.	113,010,000	32,641
Impala Platinum Holdings Ltd.	1,359,083	29,835
Vale SA, Class A, preferred nominative	1,032,000	25,215
Akzo Nobel NV	480,000	24,970
BHP Billiton PLC	700,000	23,418
Wacker Chemie AG	228,000	20,897
Vedanta Resources PLC	1,098,918	20,694
Fibria Celulose SA, ordinary nominative (ADR)	2,566,500	20,506
Sigma-Aldrich Corp.	295,000	20,072
China Shanshui Cement Group Ltd.	23,613,000	17,355
Anhui Conch Cement Co. Ltd., Class H	4,460,000	15,067
Aquarius Platinum Ltd.	4,990,000	14,039
ACC Ltd.	490,000	11,825
Duratex SA, ordinary nominative	1,970,400	11,041
First Quantum Minerals Ltd.	486,000	10,644
Sika AG, non-registered shares	4,850	10,011
Sino-Forest Corp.1,3	387,000	84
		1,284,272

ENERGY — 6.64%
InterOil Corp.1,2	2,465,375	165,427
Royal Dutch Shell PLC, Class B	3,140,000	114,225
Royal Dutch Shell PLC, Class B (ADR)	65,000	4,767
Oil Search Ltd.	14,450,000	101,250
OAO Gazprom (ADR)	8,142,000	98,518
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	2,756,900	84,223
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	200,000	5,586
Pacific Rubiales Energy Corp.	3,206,728	80,688
Gulf Keystone Petroleum Ltd.1,4	13,140,000	57,407
Gulf Keystone Petroleum Ltd.1	624,750	2,729
Cairn India Ltd.1	7,247,000	49,723
Saipem SpA, Class S	995,000	46,568
Cobalt International Energy, Inc.1	2,300,000	46,092
Essar Energy PLC1	19,963,500	40,644
Noble Energy, Inc.	400,000	40,268
China National Offshore Oil Corp.	17,636,000	36,249
INPEX CORP.	5,210	35,545
TOTAL SA	500,000	26,426
TOTAL SA (ADR)	155,000	8,210
Heritage Oil Ltd.1	10,363,874	30,621
Tenaris SA (ADR)	680,000	26,697
Sasol Ltd.	440,000	22,447
BP PLC	2,480,000	18,401
Chevron Corp.	175,500	18,091
Türkiye Petrol Rafinerileri AS	670,000	15,271
Woodside Petroleum Ltd.	289,467	10,513
OAO TMK (GDR)4	692,815	8,189
PT Indo Tambangraya Megah Tbk	1,923,000	7,850
PT Adaro Energy Tbk	37,972,000	7,730
Eni SpA	272,000	6,013
Reliance Industries Ltd.	297,000	4,908
ConocoPhillips	29,400	2,005
		1,223,281

TELECOMMUNICATION SERVICES — 6.32%
América Móvil, SAB de CV, Series L (ADR)	16,015,348	371,716
América Móvil, SAB de CV, Series L	16,880,000	19,607
MTN Group Ltd.	10,406,491	177,231
Turkcell Iletisim Hizmetleri AS1	29,865,000	153,287
SOFTBANK CORP.	4,095,200	114,066
Millicom International Cellular SA (SDR)	1,076,800	106,453
PT XL Axiata Tbk	134,598,165	67,000
China Communications Services Corp. Ltd., Class H	79,806,000	35,605
China Telecom Corp. Ltd., Class H	61,182,000	34,396
Telekomunikacja Polska SA	5,000,200	26,808
Philippine Long Distance Telephone Co.	382,700	24,416
Hellenic Telecommunications Organization SA	4,961,256	18,366
OJSC Mobile TeleSystems (ADR)	510,000	8,548
PT Indosat Tbk	9,000,000	5,456
Tele Norte Leste Participações SA, ordinary nominative	70,300	801
		1,163,756

UTILITIES — 2.91%
Power Grid Corp. of India Ltd.	47,664,835	100,352
PT Perusahaan Gas Negara (Persero) Tbk	250,953,500	94,212
ENN Energy Holdings Ltd.	25,390,000	77,100
GAIL (India) Ltd.	7,767,200	58,641
International Power PLC	9,080,000	47,990
Cheung Kong Infrastructure Holdings Ltd.	8,340,000	47,479
Energy World Corp. Ltd.1	45,157,000	33,798
PGE Polska Grupa Energetyczna SA	4,082,000	25,921
CLP Holdings Ltd.	3,125,000	25,587
Cia. Energética de Minas Gerais – CEMIG, preferred nominative (ADR)	534,400	10,816
Cia. Energética de Minas Gerais – CEMIG, preferred nominative	370,000	7,490
NTPC Ltd.	2,071,532	7,215
		536,601

MISCELLANEOUS — 3.32%
Other common stocks in initial period of acquisition		610,332

Total common stocks (cost: $12,398,920,000)		15,083,572

Rights & warrants — 0.00%	Shares

TELECOMMUNICATION SERVICES — 0.00%
China Communications Services Corp. Ltd., Class H, rights, expire 20121,3	15,961,200	556

INFORMATION TECHNOLOGY — 0.00%
Kingboard Chemical Holdings Ltd., warrants, expire 20121	3,528,784	168

Total rights & warrants (cost: $0)		724

	Principal amount
Bonds & notes — 11.06%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 9.14%
United Mexican States Government Global, Series A, 6.375% 2013	$32,880	34,557
United Mexican States Government, Series MI10, 8.00% 2013	MXN 56,068	4,565
United Mexican States Government, Series MI10, 9.50% 2014	290,000	25,089
United Mexican States Government, Series M10, 8.00% 2015	360,000	30,587
United Mexican States Government Global, Series A, 5.625% 2017	$14,550	16,827
United Mexican States Government 3.50% 20175	MXN128,710	11,082
United Mexican States Government Global, Series A, 5.125% 2020	$22,220	25,353
United Mexican States Government, Series M, 6.50% 2021	MXN30,000	2,408
United Mexican States Government Global, Series A, 3.625% 2022	$12,000	12,132
United Mexican States Government, Series M30, 10.00% 2036	MXN180,000	18,054
United Mexican States Government Global, Series A, 6.05% 2040	$28,180	34,210
United Mexican States Government Global, Series A, 5.75% 2110	16,400	17,261
Brazil (Federal Republic of) 6.00% 20155	BRL12,518	7,536
Brazil (Federal Republic of) Global 6.00% 2017	$10,925	12,946
Brazil (Federal Republic of) 10.00% 2017	BRL 9,115	5,019
Brazil (Federal Republic of) 6.00% 20175	34,413	20,817
Brazil (Federal Republic of) Global 8.00% 20186	$15,819	18,943
Brazil (Federal Republic of) Global 8.875% 2019	6,100	8,616
Brazil (Federal Republic of) 6.00% 20205	BRL22,616	13,232
Brazil (Federal Republic of) Global 4.875% 2021	$18,900	21,357
Brazil (Federal Republic of) Global 12.50% 2022	BRL7,000	5,008
Brazil (Federal Republic of) Global 10.125% 2027	$11,500	19,119
Brazil (Federal Republic of) Global 7.125% 2037	11,730	16,017
Brazil (Federal Republic of) Global 11.00% 2040	21,300	28,393
Brazil (Federal Republic of) Global 5.625% 2041	15,220	17,579
Brazil (Federal Republic of) 6.00% 20455	BRL22,949	14,259
Turkey (Republic of) 10.00% 20125	TRY44,319	26,369
Turkey (Republic of) 16.00% 2012	4,500	2,551
Turkey (Republic of) 16.00% 2013	18,400	11,368
Turkey (Republic of) 4.00% 20155	46,088	27,914
Turkey (Republic of) 7.25% 2015	$10,150	11,114
Turkey (Republic of) 10.00% 2015	TRY29,862	17,075
Turkey (Republic of) 7.00% 2016	$32,750	36,189
Turkey (Republic of) 9.00% 2016	TRY1,500	831
Turkey (Republic of) 6.75% 2018	$31,160	34,276
Turkey (Republic of) 7.00% 2019	3,500	3,894
Turkey (Republic of) 10.50% 2020	TRY1,500	894
Turkey (Republic of) 6.875% 2036	$7,500	7,819
Turkey (Republic of) 6.75% 2040	3,000	3,082
Colombia (Republic of) Global 8.25% 2014	3,100	3,684
Colombia (Republic of) Global 12.00% 2015	COP43,100,000	30,381
Colombia (Republic of) Global 7.375% 2017	$15,950	19,698
Colombia (Republic of) Global 11.75% 2020	2,420	3,818
Colombia (Republic of) Global 4.375% 2021	15,185	16,400
Colombia (Republic of) Global 8.125% 2024	6,570	9,191
Colombia (Republic of) Global 9.85% 2027	COP15,134,000	12,093
Colombia (Republic of) Global 7.375% 2037	$18,760	25,936
Colombia (Republic of) Global 6.125% 2041	11,095	13,369
Indonesia (Republic of) 6.875% 2018	7,746	9,237
Indonesia (Republic of) 5.875% 2020	33,000	37,785
Indonesia (Republic of) 4.875% 20214	30,140	32,551
Indonesia (Republic of) 4.875% 2021	23,045	24,889
Indonesia (Republic of) 8.50% 2035	5,200	7,592
Indonesia (Republic of) 7.75% 20384	3,730	5,110
Indonesia (Republic of) 7.75% 2038	1,245	1,706
Philippines (Republic of), Series 743, 8.75% 2013	PHP160,000	3,990
Philippines (Republic of) 8.25% 2014	$13,155	14,668
Philippines (Republic of) 9.375% 2017	4,000	5,180
Philippines (Republic of) 9.875% 2019	10,800	15,066
Philippines (Republic of) 4.95% 2021	PHP700,000	17,080
Philippines (Republic of) 7.75% 2031	$16,070	21,936
Philippines (Republic of) 6.25% 2036	PHP1,055,000	25,525
Hungarian Government, Series 12/C, 6.00% 2012	HUF 499,400	2,189
Hungarian Government, Series 14/C, 5.50% 2014	1,200,000	5,042
Hungarian Government, Series 15/A, 8.00% 2015	3,327,960	14,568
Hungarian Government, Series 19/A, 6.50% 2019	750,000	2,865
Hungarian Government 6.25% 2020	$47,040	43,747
Hungarian Government, Series 20A, 7.50% 2020	HUF1,040,000	4,239
Hungarian Government 6.375% 2021	$9,260	8,612
Hungarian Government 7.625% 2041	10,500	9,752
Argentina (Republic of) 7.00% 2015	43,640	41,673
Argentina (Republic of) 8.28% 20336,7	21,341	17,233
Argentina (Republic of) GDP-Linked 2035	175,133	23,643
Polish Government, Series 0413, 5.25% 2013	PLN38,400	11,992
Polish Government, Series 0414, 5.75% 2014	17,855	5,649
Polish Government 3.875% 2015	$8,565	8,843
Polish Government 5.00% 2015	2,900	3,110
Polish Government, Series 0415, 5.50% 2015	PLN27,300	8,629
Polish Government 6.375% 2019	$27,075	30,561
Polish Government 5.00% 2022	10,220	10,414
Croatian Government 6.75% 20194	25,500	24,261
Croatian Government 6.75% 2019	1,435	1,365
Croatian Government 6.625% 2020	27,365	25,997
Croatian Government 6.625% 20204	17,000	16,150
Croatian Government 6.375% 20214	11,645	10,761
South Africa (Republic of), Series R-203, 8.25% 2017	ZAR100,000	13,448
South Africa (Republic of) 6.875% 2019	$10,050	12,060
South Africa (Republic of) 5.50% 2020	22,000	24,475
South Africa (Republic of), Series R-207, 7.25% 2020	ZAR78,000	9,746
South Africa (Republic of) 6.25% 2041	$7,735	8,741
Peru (Republic of) 8.375% 2016	15,763	19,641
Peru (Republic of) 7.35% 2025	10,950	14,618
Peru (Republic of) 8.75% 2033	14,975	22,912
Peru (Republic of) 6.55% 20376	5,042	6,365
Chilean Government 3.875% 2020	34,685	37,876
Chilean Government 5.50% 2020	CLP2,835,000	6,026
Chilean Government 3.25% 2021	$1,765	1,818
Russian Federation 7.50% 20304,6	25,728	30,552
Russian Federation 7.50% 20306	12,755	15,147
Panama (Republic of) Global 7.125% 2026	7,300	9,610
Panama (Republic of) Global 8.875% 2027	2,775	4,149
Panama (Republic of) Global 9.375% 2029	9,034	14,319
Panama (Republic of) Global 6.70% 20366	6,819	8,728
Venezuela (Republic of) 12.75% 2022	9,800	9,432
Venezuela (Republic of) 9.25% 2027	19,295	15,002
Venezuela (Republic of) 9.25% 2028	5,600	4,172
Thai Government 3.625% 2015	THB600,000	19,750
Dominican Republic 9.04% 20186	$3,935	4,362
Dominican Republic 7.50% 20216	1,000	1,029
Dominican Republic 8.625% 20274,6	9,900	10,435
Uruguay (Republic of) 4.375% 20285	UYU290,163	15,146
Nigeria (Republic of) 6.75% 20214	$8,100	8,585
Egypt (Arab Republic of) 5.75% 20204	4,000	3,680
Egypt (Arab Republic of) 6.875% 2040	3,000	2,565
State of Qatar 6.40% 2040	4,140	4,823
Bahrain Government 5.50% 2020	3,940	3,743
Bahrain Government 5.50% 20204	565	537
Pakistan Government 6.875% 2017	5,500	3,877
Malaysian Government, Series 204, 5.094% 2014	MYR10,000	3,442
		1,683,333

ENERGY — 0.78%
Gazprom OJSC 5.092% 20154	$11,480	11,896
Gazprom OJSC 9.25% 2019	15,000	18,495
Gazprom OJSC, Series 9, 6.51% 2022	28,850	30,581
Gazprom OJSC 6.51% 20224	10,810	11,459
Gazprom OJSC 7.288% 2037	10,600	11,541
Pemex Project Funding Master Trust 4.875% 20224	4,320	4,472
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	15,000	16,987
Pemex Project Funding Master Trust 6.50% 20414	1,350	1,499
Petrobras International 5.75% 2020	19,540	21,049
PTT Exploration & Production Ltd 5.692% 20214	8,400	9,050
Reliance Holdings Ltd. 4.50% 20204	7,135	6,731
		143,760

FINANCIALS — 0.70%
HSBK (Europe) BV 7.25% 20214	24,390	23,606
Savings Bank of Kazakhstan JSC 7.25% 2021	8,000	7,743
Development Bank of Kazakhstan 5.50% 20154	27,295	27,500
Dubai Holding Commercial Operations MTN Ltd. 0.804% 20128	12,245	12,245
Dubai Holding Commercial Operations MTN Ltd. 4.75% 2014	€9,750	11,366
BBVA Bancomer SA, junior subordinated 7.25% 20204	$10,680	10,827
BBVA Bancomer SA 6.50% 20214	6,550	6,547
VEB Finance Ltd. 6.902% 20204	10,830	11,480
VEB Finance Ltd. 6.80% 20254	5,000	5,067
SB Capital SA 5.40% 2017	7,000	7,177
Banco de Crédito del Perú 5.375% 20204	5,000	4,981
		128,539

MATERIALS — 0.20%
CEMEX Finance LLC 9.50% 20164	15,475	14,121
CEMEX, SAB de CV 9.00% 20184	9,705	8,492
CEMEX SA 9.25% 20204	9,289	7,896
CEMEX SA 9.25% 2020	1,250	1,062
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	3,815	4,029
Fibria Overseas Finance Ltd. 6.75% 20214	560	547
		36,147

UTILITIES — 0.16%
Eskom Holdings Ltd. 5.75% 20214	12,300	12,915
AES Panamá, SA 6.35% 20164	10,400	11,310
Enersis SA 7.375% 2014	4,550	4,977
		29,202

CONSUMER STAPLES — 0.07%
BFF International Ltd. 7.25% 20204	12,500	13,937

TELECOMMUNICATION SERVICES — 0.01%
América Móvil, SAB de CV 8.46% 2036	MXN28,000	2,102

Total bonds & notes (cost: $1,917,318,000)		2,037,020

Short-term securities — 6.83%

Freddie Mac 0.08%–0.16% due 2/16/2012–1/14/2013	$417,670	417,390
Federal Home Loan Bank 0.13%–0.16% due 2/10–12/20/2012	156,900	156,880
Fannie Mae 0.08%–0.16% due 2/15/2012–1/3/2013	147,100	147,032
Toronto-Dominion Holdings USA Inc. 0.05%–0.15% due 2/8–4/17/20124	100,000	99,984
Bank of Nova Scotia 0.275%–0.335% due 2/7–7/10/2012	74,800	74,737
International Bank for Reconstruction and Development 0.08% due 6/5/2012	65,300	65,281
BHP Billiton Finance (USA) Limited 0.08%–0.18% due 2/2–2/22/20124	56,900	56,898
Jupiter Securitization Co., LLC 0.23%–0.25% due 2/6–4/20/20124	55,000	54,982
Thunder Bay Funding, LLC 0.20% due 4/16/20124	40,051	40,034
U.S. Treasury Bill 0.146% due 5/3/2012	30,955	30,952
Nordea North America, Inc. 0.08% due 2/21/2012	28,600	28,599
Google Inc. 0.03% due 2/24/20124	27,000	26,999
Westpac Banking Corp. 0.15% due 3/28/20124	25,000	24,990
Coca-Cola Co. 0.13% due 5/16/20124	25,000	24,989
Total Capital SA 0.14% due 2/1/20124	7,600	7,600

Total short-term securities (cost: $1,257,258,000)		1,257,347

Total investment securities (cost: $15,573,496,000)		18,378,663
Other assets less liabilities		37,586

Net assets		$18,416,249

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See the table on the following page for additional information.
3Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $41,470,000, which represented .23% of the net assets of the fund.
4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $911,842,000, which represented 4.95% of the net assets of the fund.
5Index-linked bond whose principal amount moves with a government price index.
6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
8Coupon rate may change periodically.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares.  Further details on these holdings and related transactions during the three months ended January 31, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2012 (000)

InterOil Corp.	2,465,375	—	—	2,465,375	$—	$165,427
JSC Pharmstandard (GDR)	7,720,618	490,000	—	8,210,618	—	127,182
JSC Pharmstandard (GDR)	392,700	—	—	392,700	—	6,083
REXLot Holdings Ltd.	388,304,500	—	—	388,304,500	—	26,537
Heritage Oil Ltd.*	15,788,874	—	5,425,000	10,363,874	—	—
					$—	$325,229

*Unaffiliated issuer at 1/31/2012.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data
(collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2012 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Consumer discretionary	$2,153,476	$—	$—	$2,153,476
Financials	2,125,155	20,090	—	2,145,245
Consumer staples	2,024,766	20,740	—	2,045,506
Health care	1,323,962	—	—	1,323,962
Information technology	1,304,101	—	—	1,304,101
Industrials	1,293,040	—	—	1,293,040
Materials	1,284,188	—	84	1,284,272
Energy	1,223,281	—	—	1,223,281
Telecommunication services	1,163,756	—	—	1,163,756
Utilities	536,601	—	—	536,601
Miscellaneous	610,332	—	—	610,332
Rights & warrants	168	556	—	724
Bonds & notes:
Bonds & notes of governments outside the U.S.	—	1,683,333	—	1,683,333
Corporate bonds & notes	—	353,687	—	353,687
Short-term securities	—	1,257,347	—	1,257,347
Total	$15,042,826	$3,335,753	$84	$18,378,663

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended January 31, 2012 (dollars in thousands):

	Beginning value	Unrealized	Ending value
	at 11/1/2011	depreciation	at 1/31/2012
Investment securities	$266	$(182)	$84

Net unrealized depreciation during the period on Level 3 investment securities held at January 31, 2012 (dollars in thousands):			$(182)

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$3,831,310
Gross unrealized depreciation on investment securities	(1,102,187)
Net unrealized appreciation on investment securities	2,729,123
Cost of investment securities for federal income tax purposes	15,649,540

Key to abbreviations and symbol

ADR = American Depositary Receipts	€ = Euros	THB = Thai baht
GDR = Global Depositary Receipts	HUF = Hungarian forints	TRY = Turkish liras
SDR = Swedish Depositary Receipts	MXN = Mexican pesos	UYU = Uruguayan pesos
BRL = Brazilian reais	MYR = Malaysian ringgits	ZAR = South African rand
CLP = Chilean pesos	PHP = Philippine pesos
COP = Colombian pesos	PLN = Polish zloty

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-936-0312O-S29443

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: March 30, 2012

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: March 30, 2012